SUBSEQUENT EVENTS (Narrative) (Details) - USD ($)			1 Months Ended							9 Months Ended		12 Months Ended
	Feb. 04, 2019	Nov. 06, 2017	Jun. 30, 2020	Jun. 17, 2020	Jun. 15, 2020	Dec. 19, 2019	Aug. 21, 2019	Sep. 21, 2017	Apr. 30, 2012	May 31, 2020	May 31, 2019	Aug. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding	3,124,059			1,221,500		3,225,807	8,326,957
Proceeds from the issuance of equity	$ 4,160,000			$ 1,710,000						$ 4,000,000	$ 4,155,000
Finders fee	$ 72,000			$ 38		$ 54,000	$ 624,000
Waterberg Project [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest		37.05%						45.65%	37.00%
Implats [Member] | Waterberg Project [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership, purchase agreement amount		15.00%			15.00%
Implats [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership, purchase agreement amount		50.01%			50.01%
Waterberg JV Co. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Effective proportion of ownership interest in subsidiary		50.02%			50.02%
Proportion of ownership interest									37.00%	37.05%		37.05%
Platinum Group Metals (RSA) (Pty) Ltd. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest			100.00%							100.00%		100.00%